Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total principal	$ 382,313	$ 249,568
Less: unamortized discount and debt issuance costs	(4,784)	(6,607)
Total debt	377,529	242,961
Less: current portion	(34,399)	(10,858)
Long-term portion	343,130	232,103
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	326,167	185,000
Term Loans
Debt Instrument [Line Items]
Total principal	$ 56,146	$ 64,568